Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2023
Non-Controlling Interests [Abstract]
Schedule of subsidiaries related to non-controlling interests	The Group’s NCI relates to the following subsidiaries:

Figures in million – SA rand	Notes	2023	2022	2021
NCI of DRDGOLD	27.1	2,634	2,283	1,939
NCI of Keliber	27.1	237	616	—
NCI of Group Technical Security Management		6	6	5
NCI of Marikana	27.1	—	(2)	8
Total NCI		2,877	2,903	1,952

Schedule of summarised financial information of subsidiary groups	The summarised financial information of DRDGOLD is provided below. This information is based on amounts before intercompany eliminations.

Figures in million – SA rand	2023	2022	2021
DRDGOLD Limited
Revenue	5,816	5,274	4,790
Profit for the year	1,333	1,157	987
Total comprehensive income	1,348	1,156	907
Profit attributable to NCI	662	573	487
Net (decrease)/increase in cash and cash equivalents	(863)	153	70
Dividends paid	363	255	338
Non-current assets	5,523	4,303	3,741
Current Assets	2,751	2,985	2,821
Non-current liabilities	(1,329)	(1,183)	(1,120)
Current liabilities	(730)	(552)	(553)
Net assets	6,215	5,553	4,889

Schedule of non controlling interest effect on accumulated profits	The table below summarises the above transactions that occurred during 2023 and the impact thereof on the equity attributable to the owners of Sibanye-Stillwater:

Figures in million – SA rand	2023

Rights issue and voluntary offers
Cash consideration paid on rights issue subscription by the Group	(1,009)
Payment eliminated on consolidation	1,009
Cash consideration received from rights issue subscription by NCI	1,096
Cash consideration paid by the Group to NCI on voluntary offer	(103)
Net cash received by the Group	993
Net reattribution of equity (accumulated profit and foreign currency translation reserve)	(596)
Net increase in equity attributable to the owners of Sibanye-Stillwater as a result of the transactions with Keliber shareholders	397
Increase in accumulated profit	463
Decrease in foreign currency translation reserve	(66)
Increase in NCI	700
Net increase in total equity as a result of the transactions with Keliber shareholders	1,097
The table below illustrates the impact of the reattribution of the NCI on accumulated profit of the Group as a result of the subsequent transactions with Keliber shareholders in 2022:

Figures in million – SA rand	2022

Pre-emptive Offer
Cash consideration paid to Keliber for share subscription1	(2,476)
Cash attributed to NCI[2]	1,238
Reattribution of equity[3]	349
Adjustment to accumulated profit	(889)

Voluntary Offer
Cash consideration paid to NCI shareholders	(3,363)
Reattribution of equity[3]	1,530
Adjustment to accumulated profit	(1,833)

Net decrease in equity attributable to owners of Sibanye-Stillwater as a result of transactions with Keliber shareholders	(2,766)
Decrease in accumulated profit — Pre-emptive Offer	(889)
Decrease in accumulated profit — Voluntary Offer	(1,833)
Decrease in accumulated profit due to foreign currency translation, share subscription costs and put options[4]	(106)
Increase in foreign currency translation reserve	62
Decrease in NCI	(686)
Net decrease in total equity as a result of the subsequent NCI transactions[5]	(3,452)
1The cash consideration paid for the Pre-emptive Offer is consolidated in the Group. The full reattribution is recognised in equity and is a non-cash transaction for the
Group
2Since the NCI shares in a proportionate interest of the net assets of Keliber, the cash consideration paid for the Pre-emptive Offer is proportionally allocated to the NCI
3This is the reattribution of the net asset value of Keliber as a result of the change in shareholding
4The put options relate to rights held by shareholders holding approximately 1% in the share capital of Keliber to sell their shareholding to the Group at fair value less 10%
5The Group's effective shareholding in Keliber following the Pre-emptive Offer, Voluntary Offer and impact of the put options was 85.90% at 31 December 2022
The table below illustrates the effect of the remaining interest acquired in Century on equity attributable to the owners of Sibanye-Stillwater for the year ended 31 December 2023:

Figures in million – SA rand	2023

Consideration paid for acquiring the remaining 49.85% interest in Century	(906)
Carrying value of NCI	914
Total impact on equity attributable to owners of Sibanye-Stillwater[1]	8
1The amount includes R13 million increase on accumulated profit and R5 million decrease on other reserves in respect of foreign currency translation reserve